SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
16.SHAREHOLDERS' EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of December 31, 2009	51,200,000	42,204,904	422
Common Shares Issued in Follow-on Offering		4,600,000	46
Compensation – Restricted Shares		93,878	1
Balance as of December 31, 2010	51,200,000	46,898,782	469
Common Shares Issued, 2011 Equity Incentive Plan		400,000	4
Compensation – Restricted Shares		4,612	0
Increased authorized share capital	38,800,000		0
Balance as of December 31, 2011	90,000,000	47,303,394	473
Common Shares Issued in Follow-on Offering		5,500,000	55
Compensation – Restricted Shares		112,245	1
Balance as of December 31, 2012	90,000,000	52,915,639	529

In January 2012, the Company completed an underwritten public offering of 5,500,000 common shares which strengthened its equity by $75.6 million.

On June 1, 2011, at its Annual General Meeting ("AGM") held in Bermuda, the Company increased authorized share capital from 51,200,000 common shares to 90,000,000 common shares, par value $0.01 per share.

In connection with the issuance of 400,000 shares related to the 2011 Equity Incentive Plan, the Manager was entitled to 4,612 restricted shares in the Company. The 4,612 restricted shares were issued to the Manager on October 24, 2011. In 2012, the Company repurchased at par value from two employees who had resigned from the Manager, 8,500 restricted common shares, and these restricted common shares are held as treasury shares.

The total issued and outstanding shares, as of December 31, 2012, were 52,915,639 shares of which 690,551 shares were restricted shares issued to the Manager and of which 217,500 shares were restricted to members of the Board, employees of the Company and to persons employed by the Manager. The total issued and outstanding shares, as of December 31, 2011, were 47,303,094 shares of which 578,306 shares were restricted shares issued to the Manager and of which 226,000 shares were restricted to members of the Board, employees of the Company and to persons employed by the Manager

In January 2010, the Company completed an underwritten public offering of 4,600,000 common shares. The net proceeds from the offering were $136.5 million. The net proceeds from the offering increased the Company's Share Premium Fund and the proceeds were used to prepare the Company for further expansion and repay of borrowings under the Credit Facility.

Additional Paid in Capital

Included in Additional Paid in Capital is the Company's Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to our creditors and a subsequent period for creditor notice of concern,  regarding the Company's intention to make such funds available for distribution following shareholder approval. The Share Premium Fund was $0.0 million and $0.0 million as of December 31, 2012 and 2011 respectively. Credits and Charges to Additional Paid in Capital was a result of the accounting for the Company's share based compensation programs.

On May 21, 2012, at the Company's Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $75.6 million. The legal procedures related to this reduction were finalized in July 2012, upon which the amount became eligible for distribution

On June 29, 2010, at the Company's Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $136.4 million. The legal procedures related to this reduction were finalized on August 6, 2010, upon which the amount became eligible for distribution.

Contributed Surplus Account

The Company's Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company's shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations.

For 2012, the Company had a net loss of $73.2 million. As such, all dividend distributions were charged to our Contributed Surplus Account. The accumulated deficit at the end of 2011 was charged against the Company's Contributed Surplus Account in 2012. The accumulated deficit at the end of 2012 is to be charged against the Company's Contributed Surplus Account in 2013.

Stockholders Rights Plan

In 2007, the Board of Directors adopted a stockholders rights agreement and declared a dividend of one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value $0.01 per share. The dividend was payable on February 27, 2007 to stockholders of record on that date. Each right entitles the registered holder to purchase from us one one-thousandth of a share of Series A Participating Preferred Stock at an exercise price of $115, subject to adjustment. We can redeem the rights at any time prior to a public announcement that a person has acquired ownership of 15% or more of the Company's common stock.

This stockholders rights plan was designed to enable us to protect stockholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company. We believe that the stockholders rights plan should enhance our Board's negotiating power on behalf of stockholders in the event of a coercive offer or proposal. We are not currently aware of any such offers or proposals.